Shareholder's Equity - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholder's Equity
Exercise price for SPAs exercised	€ 1	€ 1
Shares available to issue	47,563,303
Additional capital authorised	€ 35,321,639
Number of shares in entity held by entity or by its subsidiaries or associates	167,415	249,915	250,000	250,000
Proportion of treasury shares to total share capital	0.10%	0.10%
Share Performance Plans and Stock Option Plans
Shareholder's Equity
Shares available to issue	12,172,773
Holders or creditors of convertible bonds and/or bonds with warrants, profit participation rights and/or income bonds
Shareholder's Equity
Shares available to issue	35,390,530